245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 30, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Commonwealth Trust (the trust): File Nos. 002-52322 and 811-02546

Fidelity Advisor Event Driven Opportunities Fund

Fidelity Event Driven Opportunities Fund

Fidelity Large Cap Stock Fund

Fidelity Mid-Cap Stock Fund

Fidelity Series Small Cap Discovery Fund

Fidelity Small Cap Discovery Fund

Fidelity Small Cap Stock Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust